January 2023
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Faseeh Ejaz
Account Administrator
312.416.6559
faseeh.ejaz@usbank.com
https://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, N.A.
UBS Real Estate Securities Inc.
Depositor:
Banc of America Merrill Lynch Commercial Mortgage Inc.
Trustee:
U.S. Bank
Special Servicer:
LNR Partners, LLC
Trust Advisor:
Pentalpha Surveillance LLC
Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Rating Agency:
Morningstar Credit Ratings, LLC
Fitch Ratings, Inc.
Kroll Bond Rating Agency, Inc.
Moody's Investors Service, Inc.
Payment Date:
Jan 18, 2023
Prior Payment:
Dec 16, 2022
Next Payment:
Feb 17, 2023
Record Date:
Dec 30, 2022
Determination Date:
Jan 11, 2023
First Payment Date:
Oct 19, 2015
Closing Date:
Sep 24, 2015
Final Distribution Date:
Sep 18, 2048
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Miscellaneous Detail

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

Defeased Loan Detail

Material Breaches and Document Defects

Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
1.60800%
38,700,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
3.42900%
62,400,000.00
36,993,257.56
921,688.91
105,708.23
1,027,397.14
0.00
36,071,568.65
A-3
3.44100%
200,000,000.00
139,141,828.51
0.00
398,989.19
398,989.19
0.00
139,141,828.51
A-4
3.70500%
228,996,000.00
228,996,000.00
0.00
707,025.15
707,025.15
0.00
228,996,000.00
A-S
3.98900%
50,170,000.00
50,170,000.00
0.00
166,773.44
166,773.44
0.00
50,170,000.00
B
4.33884%
50,169,000.00
50,169,000.00
0.00
181,395.89
181,395.89
0.00
50,169,000.00
C
4.33884%
33,010,000.00
33,010,000.00
0.00
119,354.15
119,354.15
0.00
33,010,000.00
D
3.16700%
39,879,000.00
39,879,000.00
0.00
105,247.33
105,247.33
0.00
39,879,000.00
E
3.08884%
17,038,000.00
17,038,000.00
0.00
43,856.32
43,856.32
0.00
17,038,000.00
F
3.08884%
7,573,000.00
7,573,000.00
0.00
19,493.13
19,493.13
0.00
7,573,000.00
G
3.08884%
7,573,000.00
7,573,000.00
0.00
52,277.02
52,277.02
0.00
7,573,000.00
H
3.08884%
21,772,331.00
2,319,846.35
0.00
0.00
0.00
0.00
2,319,846.35
X-A
0.74971%
530,096,000.00
405,131,086.07
0.00
253,108.57
253,108.57
0.00
404,209,397.16
X-B
0.34984%
50,170,000.00
50,170,000.00
0.00
14,626.06
14,626.06
0.00
50,170,000.00
X-D
1.17184%
39,879,000.00
39,879,000.00
0.00
38,943.04
38,943.04
0.00
39,879,000.00
X-E
1.25000%
17,038,000.00
17,038,000.00
0.00
17,747.92
17,747.92
0.00
17,038,000.00
X-FG
1.25000%
15,146,000.00
15,146,000.00
0.00
15,777.08
15,777.08
0.00
15,146,000.00
X-NR
1.25000%
21,772,331.00
2,319,846.35
0.00
2,416.51
2,416.51
0.00
2,319,846.35
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
757,280,331.00
612,862,932.42
921,688.91
2,242,739.05
3,164,427.96
0.00
611,941,243.51
January 2023
PAYMENT DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Deficit
Balance
A-1
06054AAU3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-SB
06054AAV1
592.84066603
14.77065561
1.69404220
16.46469781
0.00000000
578.07001042
A-3
06054AAW9
695.70914255
0.00000000
1.99494597
1.99494597
0.00000000
695.70914255
A-4
06054AAX7
1,000.00000000
0.00000000
3.08750000
3.08750000
0.00000000
1,000.00000000
A-S
06054ABB4
1,000.00000000
0.00000000
3.32416667
3.32416667
0.00000000
1,000.00000000
B
06054ABC2
1,000.00000000
0.00000000
3.61569675
3.61569675
0.00000000
1,000.00000000
C
06054ABD0
1,000.00000000
0.00000000
3.61569675
3.61569675
0.00000000
1,000.00000000
D
06054ABE8
1,000.00000000
0.00000000
2.63916667
2.63916667
0.00000000
1,000.00000000
E
06054AAG4/U0664AAD3
1,000.00000000
0.00000000
2.57403008
2.57403008
0.00000000
1,000.00000000
F
06054AAJ8/U0664AAE1
1,000.00000000
0.00000000
2.57403008
2.57403008
0.00000000
1,000.00000000
G
06054AAL3/U0664AAF8
1,000.00000000
0.00000000
6.90307952
6.90307952
0.00000000
1,000.00000000
H
06054AAN9/U0664AAG6
106.55020586
0.00000000
0.00000000
0.00000000
0.00000000
106.55020586
X-A
06054AAY5
764.25984363
0.00000000
0.47747686
0.47747686
0.00000000
762.52112289
X-B
06054AAZ2
1,000.00000000
0.00000000
0.29153008
0.29153008
0.00000000
1,000.00000000
X-D
06054ABA6
1,000.00000000
0.00000000
0.97653008
0.97653008
0.00000000
1,000.00000000
X-E
06054AAA7/U0664AAA9
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
X-FG
06054AAC3/U0664AAB7
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
X-NR
06054AAE9/U0664AAC5
106.55020586
0.00000000
0.11098980
0.11098980
0.00000000
106.55020586
R
06054AAS8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
V
06054AAQ2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
January 2023
FACTOR DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Excess Trust
Beginning
Scheduled
Unscheduled
Advisor Expenses
Collateral Support
Ending
Cumulative
Class
Balance
Principal
Principal
Allocation
Deficit
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
36,993,257.56
921,688.91
0.00
0.00
0.00
36,071,568.65
0.00
A-3
139,141,828.51
0.00
0.00
0.00
0.00
139,141,828.51
0.00
A-4
228,996,000.00
0.00
0.00
0.00
0.00
228,996,000.00
0.00
A-S
50,170,000.00
0.00
0.00
0.00
0.00
50,170,000.00
0.00
B
50,169,000.00
0.00
0.00
0.00
0.00
50,169,000.00
0.00
C
33,010,000.00
0.00
0.00
0.00
0.00
33,010,000.00
0.00
D
39,879,000.00
0.00
0.00
0.00
0.00
39,879,000.00
0.00
E
17,038,000.00
0.00
0.00
0.00
0.00
17,038,000.00
0.00
F
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
G
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
H
2,319,846.35
0.00
0.00
0.00
0.00
2,319,846.35
19,452,484.65
Totals:
612,862,932.42
921,688.91
0.00
0.00
0.00
611,941,243.51
19,452,484.65
January 2023
PRINCIPAL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Accrued
Net Prepay
Trust Advisor
Current
Additional
Accrued
Total Interest
Cumulative
Certificate
Interest
Expenses
Interest
Extension
Prepayment
Interest
Unpaid Addt'l
Distribution
Unpaid Int
Class
Interest
Shortfall
Allocation
Shortfall
Fees
Premium
Amount*
Interest Amt
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
105,708.23
0.00
0.00
0.00
0.00
0.00
0.00
0.00
105,708.23
0.00
A-3
398,989.19
0.00
0.00
0.00
0.00
0.00
0.00
0.00
398,989.19
0.00
A-4
707,025.15
0.00
0.00
0.00
0.00
0.00
0.00
0.00
707,025.15
0.00
A-S
166,773.44
0.00
0.00
0.00
0.00
0.00
0.00
0.00
166,773.44
0.00
B
181,395.89
0.00
0.00
0.00
0.00
0.00
0.00
0.00
181,395.89
0.00
C
119,354.15
0.00
0.00
0.00
0.00
0.00
0.00
0.00
119,354.15
0.00
D
105,247.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
105,247.33
0.00
E
43,856.32
0.00
0.00
0.00
0.00
0.00
0.00
0.00
43,856.32
0.00
F
19,493.13
0.00
0.00
0.00
0.00
0.00
0.00
0.00
19,493.13
0.00
G
19,493.13
0.00
0.00
(32,783.89)
0.00
0.00
0.00
0.00
52,277.02
33,597.50
H
5,971.35
0.00
0.00
5,971.35
0.00
0.00
0.00
0.00
0.00
2,366,620.83
X-A
253,108.57
0.00
0.00
0.00
0.00
0.00
0.00
0.00
253,108.57
0.00
X-B
14,626.06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
14,626.06
0.00
X-D
38,943.04
0.00
0.00
0.00
0.00
0.00
0.00
0.00
38,943.04
0.00
X-E
17,747.92
0.00
0.00
0.00
0.00
0.00
0.00
0.00
17,747.92
0.00
X-FG
15,777.08
0.00
0.00
0.00
0.00
0.00
0.00
0.00
15,777.08
0.00
X-NR
2,416.51
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,416.51
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,215,926.51
0.00
0.00
(26,812.54)
0.00
0.00
0.00
0.00
2,242,739.05
2,400,218.33
* Includes additional interest amounts specifically allocated to the bonds and used in determining the bonds total interest distribution amount
January 2023
INTEREST DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Interest
Fees
Scheduled Interest
2,297,398.16
Servicing Fee
4,461.78
Interest Adjustments
21,368.84
Trustee/Certificate Administrator Fee
2,163.73
Deferred Interest
0.00
Special Servicing Fee
2,676.59
Net Prepayment Shortfall
0.00
Workout Fee
2,676.59
Net Prepayment Interest Excess
0.00
Liquidation Fee
0.00
Interest Reserve (Deposit)/Withdrawal
(73,864.22)
Special Serv Fee plus Adj.
0.00
Interest Collections
2,244,902.78
CREFC Intellectual Property Royalty License Fee
263.87
Trust Advisor Fee
718.05
Additional Trust Expense
0.00
Principal
Extension Fee
0.00
Scheduled Principal
921,688.91
Fee Distributions
10,284.02
Unscheduled Principal
0.00
Principal Adjustments
0.00
Other Expenses of the Trust
Principal Collections
921,688.91
Reimbursed for Interest on Advances
(64.72)
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
(26,747.82)
Other
Other Expenses of the Trust
(26,812.54)
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
2,242,739.05
Total Collections
3,166,591.69
Principal Distribution
921,688.91
Prepayment Premium
0.00
Available Distribution Amount
3,164,427.96
Start
End
Total Distributions
3,166,591.69
Interest Accrual Period
12/1/2022
12/31/2022
Funds Collection
Funds Distribution
January 2023
RECONCILIATION OF FUNDS
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

P&I Advances
Beginning Stated Principal Balance
612,862,932.42
* Total Current
Ending Stated Principal Balance
611,941,243.51
Advance
Ending Unpaid Balance
611,941,243.51
Total
Not Provided
Mortgage Loan Count
38
Unreimbursed Advances
Aggregate Principal Balance
611,941,243.51
Current
Outstanding
Total Servicing
Weighted Average Months to Maturity (WAMM)
31
Advance
Advance
Adv. Outstanding
Weighted Average Mortgage Rate (excluding REO Loans)
4.498359%
Total
240.01
5,540.26
0.00
* Current advances are not provided by the Servicer
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Shared Fee
0.00
Total
0.00
Advances
Miscellaneous
January 2023
MISCELLANEOUS DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

January 2023
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
12
19,451,358.36
19,451,358.36
0.00
0.00
0.00
0.00
Aug 2022
0.00
19,451,358.36
0.00
0.00
12
19,421,933.95
19,451,358.36
0.00
0.00
0.00
Jan 2023
0.00
19,451,358.36
0.00
(29,424.41)
32
4,124,734.87
105,655.16
0.00
0.00
0.00
0.00
May 2018
0.00
105,655.16
0.00
0.00
32
0.00
105,655.16
0.00
0.00
0.00
Jun 2018
(105,655.16)
0.00
0.00
0.00
32
52.26
0.00
0.00
0.00
0.00
Sep 2019
52.26
52.26
0.00
0.00
32
73.44
52.26
0.00
0.00
0.00
Nov 2019
21.18
73.44
0.00
0.00
32
119.58
73.44
0.00
0.00
0.00
Dec 2019
46.14
119.58
0.00
0.00
32
325.76
119.58
0.00
0.00
0.00
Feb 2020
206.18
325.76
0.00
0.00
32
468.76
325.76
0.00
0.00
0.00
Jun 2020
143.00
468.76
0.00
0.00
32
1,126.76
468.76
0.00
0.00
0.00
Jul 2020
658.00
1,126.76
0.00
0.00
2
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
(104,528.40)
19,452,485.12
19,423,060.71
0.00
(29,424.41)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

January 2023
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
1
5,242,298.52
0
0
0.00
0
0.00
Jan 2023
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
5,242,298.52
0
0
0.00
0
0.00
Dec 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
5,242,298.52
0
0
0.00
0
0.00
Nov 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
5,242,298.52
0
0
0.00
0
0.00
Oct 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
5,242,298.52
0
0
0.00
0
0.00
Sep 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
5,242,298.52
0.00
1
0
0.00
0
0
0.00
0
0.00
Aug 2022
0.00
0.0%
0.9%
0.0%
0.0%
0.0%
0.0%
1
19,451,358.36
3.2%
0
0.00
0.00
0
1
5,226,209.79
0
0
0.00
1
19,451,358.36
Jul 2022
0.00
0.0%
0.0%
0.8%
0.0%
0.0%
3.1%
0
0.00
0.0%
0
0.00
0.00
0
1
5,234,578.03
0
0
0.00
1
19,480,554.27
Jun 2022
0.00
0.0%
0.0%
0.8%
0.0%
0.0%
3.1%
0
0.00
0.0%
0
0.00
0.00
0
1
5,242,298.52
0
0
0.00
1
19,507,264.36
May 2022
0.00
0.0%
0.0%
0.8%
0.0%
0.0%
3.1%
0
0.00
0.0%
0
0.00
0.00
0
1
5,250,609.85
0
0
0.00
1
19,536,255.73
Apr 2022
0.00
0.0%
0.0%
0.8%
0.0%
0.0%
3.1%
1
52,500,000.00
8.2%
0
0.00
0.00
0
1
5,258,271.75
0
0
0.00
1
19,562,755.26
Mar 2022
0.00
0.0%
0.0%
0.8%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
1
5,267,768.87
0
0
0.00
1
19,596,323.35
Feb 2022
0.00
0.0%
0.0%
0.8%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
1
5,275,368.05
0
0
0.00
1
19,622,595.81
Jan 2022
0.00
0.0%
0.0%
0.8%
0.0%
0.0%
2.8%
1
4,550,000.00
0.7%
0
5,282,939.46
0.00
1
0
0.00
1
0
0.00
1
19,648,768.96
Dec 2021
4,550,000.00
0.0%
0.8%
0.0%
0.6%
0.0%
2.8%
0
0.00
0.0%
1
0.00
5,291,107.02
0
0
0.00
1
0
0.00
1
19,677,242.62
Nov 2021
4,550,000.00
0.8%
0.0%
0.0%
0.6%
0.0%
2.8%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

January 2023
Delinquency Summary Report
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
37
606,698,944.99
99.14%
606,698,944.99
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
5,242,298.52
0.86%
5,242,298.52
0
0.00
0.00%
0.00
38
611,941,243.51
100.00%
611,941,243.51
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
37
606,698,944.99
99.14%
606,698,944.99
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
5,242,298.52
0.86%
5,242,298.52
0
0.00
0.00%
0.00
38
611,941,243.51
100.00%
611,941,243.51
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

January 2023
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
19,451,358.36
0.00
3,830,529.27
3,801,104.86
29,424.41
19,421,933.95
12
6
Aug 2022
4,124,734.87
4,625,000.00
4,987,083.26
863,475.15
4,123,608.11
1,126.76
32
6
May 2018
8,817,612.53
4,664,580.01
4,153,032.52
19,423,060.71
Count:
Totals:
2
23,576,093.23
4,625,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

January 2023
INTEREST ADJUSTMENT RECONCILIATION
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
1,768.72
0.00
0.00
0.00
0.00
0.00
0.00
50,000,000.00
0.00
0.00
5
0.00
0.00
0.00
0.00
0.00
0.00
-5.11
0.00
0.00
27,736,226.70
0.00
0.00
8
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-29,424.41
12
0.00
0.00
0.00
0.00
0.00
0.00
-11.50
0.00
0.00
15,243,660.99
0.00
0.00
14
0.00
0.00
726.50
0.00
0.00
0.00
0.00
0.00
0.00
13,525,889.72
0.00
0.00
18
0.00
0.00
181.37
0.00
0.00
0.00
-48.11
0.00
0.00
2,915,737.10
0.00
0.00
36
109,421,514.51
Count:
Totals:
6
0.00
0.00
2,676.59
0.00
0.00
0.00
-64.72
0.00
0.00
0.00
-29,424.41
Total Interest Shortfall hitting the Trust:
-26,812.54
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

January 2023
APPRAISAL REDUCTION REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
28
09/01/2022
1,567,909.16
09/12/2022
19,050,000.00
02/15/2022
0.00
22,582.24
Count:
Totals:
1
1,567,909.16
19,050,000.00
0.00
22,582.24

January 2023
LOAN LEVEL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Office
MA
04/06/29
N
59,829,952.29
379,756.99
0.00
01/06/23
0.00
0
210,692.65
0.00
4.078
1.89
12/31/21
2
Office
NY
09/01/25
N
70,000,000.00
266,427.78
0.00
12/01/22
0.00
B
266,427.78
0.00
4.420
1.66
12/31/21
3
Lodging
06/16/20 TX
09/01/25
N
60,231,940.31
339,063.69
0.00
01/01/23
0.00
0
214,148.30
0.00
4.120
1.41
12/31/21
4
Multifamily
CA
09/06/25
04/05/22
5
Retail
05/27/20 NH
07/01/25
N
50,000,000.00
176,872.22
0.00
01/01/23
0.00
0
176,872.22
0.00
4.108
1.96
12/31/21
6
Office
CA
09/06/25
N
36,067,917.12
232,585.45
0.00
01/06/23
0.00
0
118,395.89
0.00
3.800
3.41
12/31/21
7
Industrial
NJ
08/06/25
N
41,500,000.00
153,111.37
0.00
01/06/23
0.00
0
153,111.37
0.00
4.285
2.96
12/31/21
8
Lodging
NY
08/06/25
N
27,736,226.70
208,698.57
0.00
01/06/23
0.00
0
113,860.75
0.00
4.751
1.87
12/31/21
9
Multifamily
MD
08/06/25
N
25,833,729.53
146,532.78
0.00
01/06/23
0.00
0
103,734.26
0.00
4.655
1.26
12/31/21
10
Industrial
WA
09/06/25
N
21,950,337.71
138,255.18
0.00
01/06/23
0.00
0
82,859.96
0.00
4.373
1.96
12/31/21
11
Multifamily
KY
09/06/25
N
20,099,374.12
114,129.14
0.00
01/06/23
0.00
0
81,178.34
0.00
4.683
1.54
12/31/21
12
Retail
XX
07/06/25
07/25/22
13
Retail
CA
09/06/25
N
15,930,918.70
87,957.46
0.00
01/06/23
0.00
0
63,254.20
0.00
4.604
1.12
12/31/21
14
Lodging
TX
09/06/25
N
15,243,660.99
80,813.08
0.00
01/06/23
0.00
0
55,394.10
0.00
4.213
4.08
12/31/21
15
Retail
CA
09/06/25
N
13,320,470.70
74,716.03
0.00
01/06/23
0.00
0
46,896.99
0.00
4.080
2.77
12/31/21
16
Multifamily
CA
09/01/25
N
14,437,955.32
75,735.65
0.00
01/01/23
0.00
0
55,651.40
0.00
4.470
1.24
12/31/21
17
Retail
TX
08/06/25
N
13,679,850.64
74,502.18
0.00
01/06/23
0.00
0
52,575.24
0.00
4.456
1.44
12/31/21
18
Retail
06/18/20 XX
09/01/25
N
13,525,889.72
72,649.85
0.00
01/01/23
0.00
0
52,755.86
0.00
4.523
1.78
12/31/21
19
Multifamily
XX
08/06/25
N
11,343,752.63
68,021.96
0.00
01/06/23
0.00
0
46,745.47
0.00
4.777
1.67
12/31/21
20
Retail
CA
09/01/25
N
8,825,332.53
48,752.33
0.00
01/01/23
0.00
0
35,080.78
0.00
4.609
1.62
12/31/21
21
Self Storage
VA
09/06/25
N
9,300,000.00
36,097.56
0.00
01/06/23
0.00
0
36,097.56
0.00
4.508
3.45
12/31/21
22
Lodging
VA
07/06/25
N
7,573,234.35
55,377.69
0.00
01/06/23
0.00
0
35,354.42
0.00
5.407
2.10
12/31/21
23
Retail
CA
09/06/25
N
7,944,753.48
49,417.20
0.00
01/06/23
0.00
0
35,633.14
0.00
5.200
1.46
12/31/21
24
Retail
CA
08/06/25
N
8,160,071.00
42,103.51
0.00
01/06/23
0.00
0
30,314.17
0.00
4.308
2.12
12/31/21
25
Mobile Home
FL
08/06/25
N
6,970,395.60
39,943.92
0.00
01/06/23
0.00
0
25,778.08
0.00
4.286
0.00
26
Self Storage
CA
09/01/25
N
5,202,899.50
30,187.59
0.00
01/01/23
0.00
0
19,931.63
0.00
4.440
2.36
12/31/21
27
Multifamily
TX
08/01/25
N
5,467,392.32
30,038.34
0.00
01/01/23
0.00
0
21,412.90
0.00
4.541
1.62
12/31/21
28
Multifamily
01/11/22 TX
11/01/24
N
5,242,298.52
19,230.50
0.00
09/01/22
0.00
3
19,230.50
0.00
4.260
0.73
09/30/21
29
Mobile Home
MI
06/01/25
N
4,558,284.06
24,609.63
0.00
01/01/23
0.00
0
17,059.60
0.00
4.339
0.00
30
Multifamily
CA
08/01/25
12/16/21
31
Self Storage
VA
09/06/25
N
4,400,000.00
17,078.42
0.00
01/06/23
0.00
0
17,078.42
0.00
4.508
3.39
12/31/21
32
Retail
IL
07/06/25
05/08/18
33
Self Storage
XX
09/06/25
N
3,900,000.00
14,875.74
0.00
01/06/23
0.00
0
14,875.74
0.00
4.430
5.55
34
Self Storage
CA
08/06/25
N
3,700,000.00
13,644.20
0.00
01/06/23
0.00
0
13,644.20
0.00
4.282
3.59
12/31/21
35
Office
CT
07/06/25
N
3,042,436.63
21,511.00
0.00
01/06/23
0.00
0
12,991.04
0.00
4.945
0.00
36
Office
05/21/18 FL
08/06/25
N
2,915,737.10
18,136.74
0.00
01/06/23
0.00
0
13,031.10
0.00
5.181
1.29
12/31/21
37
Retail
PA
08/06/25
N
2,666,072.41
18,530.68
0.00
01/06/23
0.00
0
10,938.33
0.00
4.751
1.57
12/31/21
38
Self Storage
CA
08/06/25
N
2,900,000.00
10,694.10
0.00
01/06/23
0.00
0
10,694.10
0.00
4.282
4.31
12/31/21
39
Self Storage
VA
09/06/25
N
2,500,000.00
9,532.50
0.00
01/06/23
0.00
0
9,532.50
0.00
4.428
3.87
12/31/21
40
Self Storage
VA
09/06/25
N
2,500,000.00
9,596.01
0.00
01/06/23
0.00
0
9,596.01
0.00
4.458
6.48
12/31/21
41
Self Storage
XX
09/06/25
N
1,719,195.41
10,426.56
0.00
01/06/23
0.00
0
7,297.51
0.00
4.920
0.00

January 2023
LOAN LEVEL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Self Storage
CA
08/01/25
N
1,721,164.12
9,473.47
0.00
01/01/23
0.00
0
7,271.65
0.00
4.900
0.00
611,941,243.51
3,219,087.07
0.00
0.00
42
Totals:
Count:
2,297,398.16
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

January 2023
HISTORICAL LOAN MODIFICATION REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance
1
59,829,952.29
Per section 1(a), section 1.1 of the Loan Agreement is amended by deleting in its entirety the defined term ''Note A-4'' and by adding the following new term: ''Note B'' shall mean as of the date hereof, in the stated principal amount of $34,000,000.00.
59,829,952.29
3
60,231,940.31
Repayment of Deferred Principal and extension of Deferral Deadline from 3/31/2021 to 9/30/2021.
60,231,940.31
5
50,000,000.00
Monthly Debt Service Payments deferred 5/1/2020-12/31/2020; Replenishment: 1/1/2021-1/31/2022
50,000,000.00
13
15,930,918.70
Per Consent and Modification Agreement, Borrower Signers have changed and Loan Guarantor (New Indemnitor) added.
15,930,918.70
14
15,243,660.99
Reserve deposits will be deferred for June, July, August and September 2020 and will be repaid in 12 equal payments October 2020 - September
2021. This will include the FF&E Reserve
15,243,660.99
28
5,242,298.52
Interest Only payments beginning 6/1/2022. Interest deferred from 6/1/2022-8/1/2022. Repayment: 9/1/2022-8/1/2023
5,242,298.52

January 2023
REO STATUS REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
12
XX
0.00
0.00
0.00
0.00
10/25/2019
Various
Retail
20,100,000.00
6
Count:
Totals:
1
0.00
0.00
0.00
0.00
20,100,000.00
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

January 2023
DEFEASED LOAN DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
6,970,395.60
08/06/2025
4.29
F
25
4,558,284.06
06/01/2025
4.34
F
29
3,042,436.63
07/06/2025
4.94
F
35
1,719,195.41
09/06/2025
4.92
F
41
1,721,164.12
08/01/2025
4.90
F
42
18,011,475.82
Count:
Totals:
5
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

January 2023
MATERIAL BREACHES AND DOCUMENT DEFECTS
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals: